Investment Strategy - Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies that C.J. Lawrence®, a division of Apollon Wealth Management, LLC (the “Sub-Adviser”) believes are well-positioned to capitalize on the evolving global economic landscape (“Bulldogs”), together with a systematic option overlay utilizing exchange-traded European-style FLEX Options (as defined below) on the SPDR S&P 500 ETF Trust (“SPY” or the “Underlying ETF”).

Equity Strategy

The Sub-Adviser considers Bulldogs to be companies that possess all or a combination of the following characteristics:

●	A focus on taking and defending market share

●	A highly motivated management team driving unit growth

●	A durable competitive advantage

●	Clear product or service differentiation and market leadership

●	Demonstrated pricing power

●	Strong balance sheets capable of supporting economies of scale

●	Operations in sectors with attractive long-term growth prospects.

In selecting investments for its equity strategy, the Sub-Adviser evaluates a variety of quantitative and qualitative factors, including market capitalization, sector performance, revenue growth, earnings growth, balance sheet strength, competitive positioning, and relative valuation compared to the broader U.S. equity market, as represented by the S&P 500® Index.

The Fund generally invests in a concentrated portfolio of approximately 30 to 50 U.S.-listed equity securities. Under normal market conditions, the Fund will invest primarily in companies with market capitalizations of at least $5 billion. The Fund will invest primarily in U.S.-listed common equity securities, including U.S.-listed shares of foreign issuers and American depositary receipts (“ADRs”).

Options Overlay and Collar Strategy

In addition to its equity strategy, the Fund employs a systematic option overlay designed to reduce exposure to broad U.S. equity market declines. Under normal conditions, the Fund intends to implement its option overlay, known as a “collar strategy,” utilizing exchange-traded European-style Flexible Exchange Options (“FLEX Options”) on the Underlying ETF consisting of a written call option with a strike price equal to approximately 105% of the initial Underlying ETF reference level and a long put spread consisting of a purchased put option with a strike price equal to approximately 95% of the initial Underlying ETF reference level and a written put option with a strike price equal to approximately 80% of the initial Underlying ETF reference level. Each of the three option legs has the same notional exposure, sized on a one-to-one basis with the Fund’s total assets when established, so the overlay covers approximately 100% of the Fund’s assets. Sizing is reset as positions expire and are replaced.

The Fund invests in FLEX Options that reference the Underlying ETF. FLEX Options are exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold put option contracts and sold call options contracts to construct a layered portfolio designed to achieve its investment objective. The initial reference level is the Underlying ETF’s share price when the collar position is established.

●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.

●	Sold Options. The Fund sells call and put options to partially offset the cost of purchasing protective positions or to enhance income. The Fund may buy back or otherwise close a sold option position prior to expiration, including when the value of the option premium has become immaterial.

At expiration, the purchased put gains dollar for dollar as the Underlying ETF falls below approximately 95% of its initial reference level. Below approximately 80%, losses on the written put offset further gains on the purchased put, limiting the put spread’s maximum payoff to approximately 15% of notional exposure. The spread provides no protection against the initial approximately 5% decline or additional protection against declines beyond approximately 20%. Above approximately 105% at expiration, losses on the written call increase dollar for dollar with further appreciation in the Underlying ETF, limiting upside participation. Premiums received from both written options help finance the purchased put. These option payoffs are described before premiums, Fund fees and expenses.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including the Fund’s net asset value, the initial reference level of the Underlying ETF, market volatility, interest rates, and the cost of protection. The Fund maintains a continuously managed portfolio of options positions with all three legs of each collar having the same quarterly expiration and a term of approximately one quarter. The described protection and upside limits apply from the position’s initial reference level through its expiration. Investors are not required to hold Fund shares for a specific duration to pursue the Fund’s investment objective. The Fund is a continuous investment vehicle and does not terminate at predetermined intervals. Instead, the Fund will:

●	Regularly enter into new option positions as existing positions approach expiration
●	Adjust its exposure to the Underlying ETF and options overlay as market conditions evolve

●	Maintain target exposure levels through periodic rebalancing.

Downside Protection Characteristics

Over each collar position’s approximately quarterly term through expiration, the options overlay/collar strategy is intended to provide defined downside protection against approximately the next 15% decline in the Underlying ETF following an initial decline of approximately 5% in the Underlying ETF from its initial reference level, while the written call option is intended to partially finance the cost of the put spread in exchange for limiting a portion of the Fund’s participation in appreciation of the Underlying ETF above approximately 105% of the initial Underlying ETF reference level. The option overlay is designed to mitigate systematic equity market risk and is not intended to eliminate security-specific, sector-specific or other idiosyncratic risks associated with the Fund’s equity strategy. Because the option overlay references the Underlying ETF rather than the Fund’s underlying equity portfolio, the performance of the option overlay may differ from that of the Fund’s equity portfolio.

The full protection described by the options’ expiration payoffs is available only at expiration because the options are European-style. Before expiration, option values depend on the Underlying ETF’s price, volatility and time remaining. Investors who buy or sell Shares during the period may experience different protection and upside participation.

The Fund’s equity portfolio is generally expected to be substantially correlated with the S&P 500 Index because of the overlap in their holdings. However, differences in holdings and weights, including investments outside the Index, may cause its performance to diverge from the Underlying ETF, which seeks to track the Index. Because the overlay’s payoff depends on the Underlying ETF’s performance, it may not fully offset portfolio losses. If the Underlying ETF rises above the written call’s strike price while the equity portfolio lags, losses on the call may exceed corresponding portfolio gains.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities or other short-term liquid instruments as collateral for the Fund’s derivatives transactions, and may hold or deposit securities underlying written options in an escrow or other custodial arrangement in connection with such options.

Fund Attributes

Under normal market conditions, the Fund invests in mid- and large-capitalization companies with a minimum market capitalization threshold of $5 billion.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors. From time to time, the Fund may focus its investments in particular sectors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests in mid- and large-capitalization companies with a minimum market capitalization threshold of $5 billion.